LOANS RECEIVABLE (TABLES)	12 Months Ended
Dec. 31, 2012
LOANS RECEIVABLE
Schedule of loans receivable

        The following summarizes the Group's loans receivable as of December 31, 2011 and December 31, 2012 (in RMB thousands):

	December 31,
	2011	2012
Loans receivable	37,511	35,229
Less: impairment	-	-

	37,511	35,229